Financial Risk Management - Disclosure of Credit Risk Exposure (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Without External Credit Ratings [Member]
Statement Line Items [Line Items]
Financial assets	$ 3,747	$ 1,915	$ 10,685
Without External Credit Ratings [Member] | Trade Receivables [Member]
Statement Line Items [Line Items]
Financial assets	2,358	7,789	9,982
Without External Credit Ratings [Member] | Trade Receivables [Member] | New Customer Less than 6 Months [Member]
Statement Line Items [Line Items]
Financial assets		42	12
Without External Credit Ratings [Member] | Trade Receivables [Member] | Existing Customers (More Than 6 Months With Default in Past [Member]
Statement Line Items [Line Items]
Financial assets	2,358	7,747	9,970
Ratings AA- [Member]
Statement Line Items [Line Items]
Financial assets	3,747	1,915	10,591
Ratings A+ [Member]
Statement Line Items [Line Items]
Financial assets			$ 94